Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Risk Management [Abstract]
Summary of Currency Risk Exposure

Cash, cash equivalents and other financial assets of Immatics N.V. and Immatics GmbH held in USD

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Cash and cash equivalents	198,974	76,351
Other financial assets	77,792	268,423
Total assets exposed to the risk	276,766	344,774

Summary of Sensitivity Analysis of Foreign Currency Risk

Sensitivity analysis of Immatics N.V. and Immatics GmbH for 2025:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 10% against U.S. dollars	1.2925	(25,161)	251,605
Euro strengthens by 10% against U.S. dollars	1.0575	30,752	307,517

In 2025, if the euro had weakened/strengthened by 10% against U.S. dollars by considering that all other variables held constant, the Group’s profit would have been €25.2 million lower/€30.8 million higher, resulting from foreign exchange on translation of U.S. dollar assets of Immatics N.V. and Immatics GmbH.

Sensitivity analysis of Immatics N.V. and Immatics GmbH for 2024:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 10% against U.S. dollars	1.1428	(31,343)	313,431
Euro strengthens by 10% against U.S. dollars	0.9350	38,308	383,083

Sensitivity analysis of Immatics US, Inc. for 2025:

	Conversion rate	OCI	Carrying amount
	(Euros in thousands)
Euro weakens by 10% against U.S. dollars	1.2925	(4,541)	45,408
Euro strengthen by 10% against U.S. dollars	1.0575	5,550	55,499

Sensitivity analysis of Immatics US, Inc. for 2024:

	Conversion rate	OCI	Carrying amount
	(Euros in thousands)
Euro weakens by 10% against U.S. dollars	1.1428	(7,395)	73,953
Euro strengthen by 10% against U.S. dollars	0.9350	9,039	90,387

Summary of Liquidity Risk

As of December 31, 2025, and 2024, the Group held the following funds to counteract liquidity risk.

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Cash and cash equivalents	345,918	236,748
Short-term deposits	123,419	367,704
Total funds available	469,337	604,452